Cash and Cash Equivalents (Tables)	6 Months Ended
Jun. 30, 2024
Cash And Cash Equivalents [Abstract]
Schedule of Cash and Cash Equivalents

	June 30, 2024	December 31, 2023
	(in thousands)
	£	£

Cash and cash equivalents	11,639	17,225